NON-CONTROLLING INTEREST (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Noncontrolling Interest [Abstract]
Balance, Beginning of period	$ 1,838,941
Non-controlling interest on acquisition of Majesco (Note 5)		$ 1,684,615
Share of income for the year	(43,932)	37,516
Foreign exchange on translation	(8,608)	116,810
Balance, End of period	$ 1,786,401	$ 1,838,941